Restatement for Correction of an Error - Schedule of Restatement of Consolidated Balance Sheets and Operations (Details) (FaceBank Group, Inc. Pre-Merger) (Parenthetical) - USD ($)
$ / shares in Units, $ in Thousands
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jan. 09, 2019	Dec. 31, 2018
Series D Convertible Preferred stock , par value	$ 0.0001		$ 0.0001
Series D Convertible Preferred stock, shares authorized	2,000,000		2,000,000
Series D Convertible Preferred stock, shares issued	203,000		456,000
Series D Convertible Preferred stock, shares outstanding	203,000		456,000
Series D Convertible Preferred stock, liquidation preference	$ 208		$ 462
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	400,000,000		400,000,000
Common stock, shares issued	38,684,136		28,912,500
Common stock, shares outstanding	38,684,136		28,912,500
FaceBank Group, Inc Pre-Merger [Member]
Series D Convertible Preferred stock , par value		$ 0.0001	$ 0.0001		$ 0.0001
Series D Convertible Preferred stock, shares authorized		2,000,000	2,000,000		2,000,000
Series D Convertible Preferred stock, shares issued		456,000	461,839
Series D Convertible Preferred stock, shares outstanding		456,000	461,839
Series D Convertible Preferred stock, liquidation preference		$ 463	$ 462
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		400,000,000	400,000,000	400,000,000	400,000,000
Common stock, shares issued		32,307,663	28,912,500		7,532,776
Common stock, shares outstanding		32,307,663	28,912,500		7,532,776
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member]
Series D Convertible Preferred stock , par value		$ 0.0001
Series D Convertible Preferred stock, shares authorized		2,000,000
Series D Convertible Preferred stock, shares issued		461,839
Series D Convertible Preferred stock, shares outstanding		461,839
Series D Convertible Preferred stock, liquidation preference		$ 463
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized		400,000,000	400,000,000		400,000,000
Common stock, shares issued		32,307,663	28,912,500		7,532,776
Common stock, shares outstanding		32,307,663	28,912,500		7,532,776
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member]
Series D Convertible Preferred stock , par value		$ 0.0001
Series D Convertible Preferred stock, shares authorized		2,000,000
Series D Convertible Preferred stock, shares issued		461,839
Series D Convertible Preferred stock, shares outstanding		461,839
Series D Convertible Preferred stock, liquidation preference		$ 463
Common stock, par value		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized		400,000,000	400,000,000		400,000,000
Common stock, shares issued		32,307,663	28,912,500		7,532,776
Common stock, shares outstanding		32,307,663	28,912,500		7,532,776